Document and Entity Information Document	Jul. 29, 2016
Entity Information [Line Items]
Entity Registrant Name	AK STEEL HOLDING CORP
Entity Central Index Key	0000918160
Document Type	8-K
Document Period End Date	Jul. 29, 2016
Amendment Flag	false